Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2014	$ 700,099	$ 83		$ 71	$ 370,201	$ 329,744
Net loss	(18,042)					(18,042)
Share based compensation	90				90
Preferred share dividend	(10,650)					(10,650)
Common share dividends	(3,337)					(3,337)
Balance at Sep. 30, 2015	668,160	83		71	370,291	297,715
Balance at Dec. 31, 2015	634,146	83	$ 0	71	369,731	264,261
Net loss	(51,329)					(51,329)
Repurchase of preferred stock	(1,429)			(1)	(1,428)
Repurchase of common stock	(120)		(120)
Share based compensation	90				90
Preferred share dividend	(10,548)					(10,548)
Balance at Sep. 30, 2016	$ 570,810	$ 83	$ (120)	$ 70	$ 368,393	$ 202,384